Interest in other entities - Joint arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Aug. 31, 2025
Disclosure of joint operations [line items]
Expenses, by nature	$ 293,787	$ 16,514	$ 8,728
Company's share	670	0
Total expense incurred by Vast	$ 0	0
Reimbursement Receivable
Disclosure of joint operations [line items]
Net reimbursement to be received from joint operator				$ 700
EDF Australia
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Expenses, by nature	$ 1,340	0
Net reimbursement to be received from joint operator	670	0
Reimbursements received	$ 0	$ 0